Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–145.89%(a)
Alabama–2.01%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 245	$ 218,190
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,445	1,547,060
Energy Southeast A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	1,030	1,094,462
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $2,200,715)(c)(d)	5.50%	01/01/2043	2,525	1,439,250
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,815	3,920,897
Southeast Energy Authority, a Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	1,520	1,492,204
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,430	1,516,088
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	835	839,621
				12,067,772
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	425	374,233
Arizona–3.56%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	95	86,274
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	1,215	1,196,000
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	463,620
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2040	255	254,143
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2053	1,000	1,046,002
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,170	1,122,011
Series 2017, Ref. RB	5.00%	11/15/2045	905	737,388
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(f)	4.00%	07/01/2045	1,750	1,684,050
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	230	220,478
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(f)	5.00%	07/01/2046	3,070	3,271,632
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	6.50%	07/01/2034	510	510,868
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	365	339,540
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.38%	07/01/2052	1,215	1,164,879
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	3,440	3,697,564
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	785	816,643
Series 2007, RB	5.00%	12/01/2037	3,520	3,738,744
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	1,000	1,001,457
				21,351,293
Arkansas–0.10%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	630	599,013
California–14.90%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2028	1,250	1,089,000
California (State of);
Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	1,695	1,314,557
Series 2023, GO Bonds(h)	5.25%	09/01/2053	3,440	3,807,446
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	2,580	2,733,669
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	11,260	1,095,729
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$ 35	$ 35,434
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,700	296,006
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	4,470	4,759,264
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2024 A, RB	5.25%	12/01/2049	1,430	1,543,914
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,265	4,040,330
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,331
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,127	3,966,466
Series 2023-1, RB	4.38%	09/20/2036	849	839,788
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2048	195	189,427
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,365	1,412,284
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	1,700	1,715,420
Series 2018 A, RB(i)	5.00%	12/31/2047	2,055	2,047,799
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(e)	5.00%	08/01/2039	255	228,184
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(i)	5.00%	07/01/2027	785	792,150
Series 2012, RB(e)(i)	5.00%	07/01/2030	225	226,856
Series 2012, RB(e)(i)	5.00%	07/01/2037	2,340	2,346,249
Series 2012, RB(e)(i)	5.00%	11/21/2045	2,730	2,733,585
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	1,025	1,029,598
California State University; Series 2019 A, RB(h)	5.00%	11/01/2049	2,160	2,268,209
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,355	2,338,909
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	850	625,110
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(e)	4.00%	08/01/2056	510	431,682
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	510	509,942
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	885	847,114
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	1,570	171,699
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(i)	5.50%	05/15/2036	1,775	1,989,094
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018, Ref. RB(i)	5.00%	05/15/2043	1,250	1,285,755
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(h)	5.00%	07/01/2050	2,385	2,534,956
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(f)	5.00%	08/01/2050	1,260	1,313,946
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	830	870,580
Series 2009 B, RB	6.50%	11/01/2039	595	736,481
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	2,055	1,966,378
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(f)	4.25%	08/01/2053	3,125	3,091,261
Pittsburg Unified School District (Election of 2018); Series 2023 D, GO Bonds (INS - AGM)(f)	4.25%	08/01/2049	3,000	3,002,668
Regents of the University of California Medical Center;
Series 2022 P, RB(h)(k)	4.00%	05/15/2053	5,545	5,276,873
Series 2022 P, RB	3.50%	05/15/2054	2,060	1,753,065
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(f)	4.00%	08/01/2048	1,255	1,196,316
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,100	2,010,148
Series 2021 A, RB	5.00%	07/01/2056	2,045	2,146,678
Series 2023 B, RB(i)	5.00%	07/01/2048	2,580	2,679,325
San Francisco (City & County of), CA Airport Commission; Series 2019 E, RB(i)	5.00%	05/01/2038	690	715,775
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2020 A, Ref. RB(i)	4.00%	05/01/2039	475	460,748
Series 2016, RB(i)	5.00%	05/01/2046	5,000	5,014,659
Series 2019 E, RB(i)	5.00%	05/01/2050	2,400	2,441,672
Series 2021 A, Ref. RB(i)	5.00%	05/01/2036	620	661,904
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,560	1,342,860
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(b)	5.00%	09/01/2030	$ 1,400	$ 1,474,961
				89,406,254
Colorado–6.06%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	4.50%	12/01/2058	2,440	2,356,838
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	850	765,240
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,060	948,434
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(f)	5.38%	12/01/2053	635	682,418
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	1,715	1,541,806
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	680	607,659
Series 2022, RB	6.50%	12/01/2053	600	607,511
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	760	702,878
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,740	1,772,317
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,750	3,833,529
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,565,745
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	415	393,204
Series 2007 A, RB	5.30%	07/01/2037	165	132,824
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	945	946,722
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB(b)(l)	5.00%	07/24/2024	500	515,621
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	470,262
Denver (City & County of), CO;
Series 2018 A, Ref. RB(i)	5.00%	12/01/2048	1,795	1,813,058
Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	1,650	1,686,466
Series 2018 A-2, RB(g)	0.00%	08/01/2033	2,300	1,541,394
Series 2022 A, RB(i)	5.00%	11/15/2036	970	1,047,448
Series 2022 A, RB(i)	5.00%	11/15/2047	2,545	2,643,496
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	470	407,961
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2051	550	468,736
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	2,015	2,017,205
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	802	680,379
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	5.00%	12/01/2053	585	602,650
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	765	776,532
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	665	650,591
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	371,705
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	825,942
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	600	557,900
Series 2023, GO Bonds	8.00%	12/15/2035	730	707,264
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	505	358,414
Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,105	1,384,206
				36,384,355
District of Columbia–3.22%
District of Columbia;
Series 2022 A, RB	5.00%	07/01/2047	1,700	1,818,970
Series 2023 A, RB	5.25%	05/01/2048	2,535	2,772,723
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	695	667,643
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,405	3,248,350
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(i)	5.00%	10/01/2042	$ 2,740	$ 2,781,240
Series 2021 A, Ref. RB(i)	4.00%	10/01/2041	1,425	1,369,894
Series 2023 A, Ref. RB(i)	5.25%	10/01/2042	1,335	1,433,944
Series 2023 A, Ref. RB(i)	5.25%	10/01/2043	1,170	1,252,039
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,558,614
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	2,220	2,420,567
				19,323,984
Florida–12.02%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(d)(e)	5.00%	11/15/2061	1,075	692,318
Series 2022 B, RB (Acquired 01/25/2022; Cost $100,000)(d)(e)	6.50%	11/15/2033	100	84,314
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	515	463,426
Broward (County of), FL;
Series 2019 B, RB(i)	4.00%	09/01/2044	850	798,697
Series 2022 A, RB	4.00%	10/01/2047	3,720	3,584,969
Series 2022, RB	5.00%	01/01/2047	1,715	1,798,828
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,580	2,373,021
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(f)	5.60%	03/01/2048	1,270	1,404,915
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $976,230)(c)(d)(e)	7.75%	05/15/2035	1,000	26,979
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,420	1,446,466
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,230	1,253,903
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(e)(i)	12.00%	07/15/2028	1,050	1,092,000
Series 2024, Ref. RB(i)	5.00%	07/01/2041	850	873,912
Series 2024, Ref. RB (INS - AGM)(f)(i)	5.00%	07/01/2044	2,600	2,677,931
Series 2024, Ref. RB (INS - AGM)(f)(i)	5.25%	07/01/2047	1,050	1,091,607
Series 2024, Ref. RB (INS - AGM)(f)(i)	5.25%	07/01/2053	860	887,714
Series 2024, Ref. RB(i)	5.50%	07/01/2053	850	884,563
Fort Lauderdale (City of), FL;
Series 2023, RB	5.50%	09/01/2053	1,520	1,684,229
Series 2024, RB(h)	5.50%	09/01/2053	2,565	2,842,138
Gainesville (City of), FL; Series 2019 A, RB	5.00%	10/01/2047	1,250	1,295,426
Gramercy Farms Community Development District; Series 2011, Ref. RB(g)(m)	0.00%	05/01/2039	975	507,000
Greater Orlando Aviation Authority;
Series 2017 A, RB(i)	5.00%	10/01/2052	1,805	1,813,883
Series 2019 A, RB(i)	4.00%	10/01/2044	2,250	2,100,539
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,620	1,734,091
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	2,585	2,620,063
Jacksonville (City of), FL; Series 2023 A, Ref. RB	5.50%	10/01/2053	2,535	2,773,885
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.25%	10/01/2049	1,265	1,388,509
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	660	614,405
Series 2020 A, Ref. RB	5.75%	08/15/2050	290	262,096
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,070	951,531
Lee (County of), FL;
Series 2021 B, RB(i)	5.00%	10/01/2034	1,060	1,129,481
Series 2022, RB	5.25%	08/01/2049	1,705	1,789,295
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(f)	5.00%	03/15/2052	2,020	2,133,607
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,175	1,113,798
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2048	3,375	3,180,381
Series 2022 A, Ref. RB(i)	5.25%	10/01/2052	510	534,896
Series 2023 A, Ref. RB(i)	5.00%	10/01/2047	2,180	2,269,261
Subseries 2021 A-2, Ref. RB (INS - AGM)(f)	4.00%	10/01/2049	2,565	2,425,245
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	5,630	5,630,032
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	$ 2,390	$ 2,497,012
Orange (County of), FL Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, RB	7.00%	10/01/2025	205	205,366
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2050	2,000	475,678
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	460	97,559
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	455	91,097
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	390	73,699
Reunion East Community Development District; Series 2005, RB(c)(m)	5.80%	05/01/2036	348	3
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,365	1,249,166
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	855	784,539
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	1,149	528,637
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,000,360
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,302,701
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	5,790	1,597,835
				72,133,006
Georgia–1.95%
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(h)(k)	4.00%	07/01/2044	3,405	3,302,613
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,110	1,170,510
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	982,440
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,260	1,258,668
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	1,285	1,263,022
Series 2023 B, RB(b)	5.00%	03/01/2030	1,820	1,913,037
Series 2024 A, RB(b)	5.00%	09/01/2031	1,720	1,819,314
				11,709,604
Hawaii–0.71%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group);
Series 2024, RB	5.00%	07/01/2042	1,490	1,589,414
Series 2024, RB	5.50%	07/01/2052	2,480	2,675,227
				4,264,641
Idaho–0.86%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	360	321,411
Series 2017 A, Ref. RB	5.25%	11/15/2037	505	429,556
Idaho (State of) Housing & Finance Association;
Series 2024 A, RB (CEP - GNMA)	4.60%	01/01/2049	2,015	1,995,705
Series 2024, RB	5.00%	08/15/2048	1,750	1,880,306
Idaho (State of) Housing & Finance Association (White Pine Charter School Project); Series 2023, RB (CEP - Oregon School Bond Guaranty)	5.75%	05/01/2058	500	523,723
				5,150,701
Illinois–5.69%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,075	1,080,254
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	435	436,189
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	350	350,734
Series 2014, RB	5.00%	11/01/2039	880	881,400
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,475	3,499,205
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,157,040
Chicago (City of), IL (O’Hare International Airport); Series 2017 D, RB	5.00%	01/01/2052	1,495	1,512,372
Chicago (City of), IL Board of Education;
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2032	1,245	1,289,765
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	770,006
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	830	780,275
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Park District;
Series 2020 C, GO Bonds (INS - BAM)(f)	4.00%	01/01/2042	$ 1,250	$ 1,185,066
Series 2020 D, GO Bonds (INS - BAM)(f)	4.00%	01/01/2036	1,000	1,003,306
Illinois (State of);
Series 2014, GO Bonds	5.25%	02/01/2034	1,300	1,301,228
Series 2014, GO Bonds	5.00%	05/01/2035	370	370,286
Series 2014, GO Bonds	5.00%	05/01/2036	1,150	1,150,851
Series 2016, GO Bonds	5.00%	11/01/2036	930	943,998
Series 2017 C, GO Bonds	5.00%	11/01/2029	270	279,922
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,325	1,361,413
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,313,741
Series 2020, GO Bonds	5.50%	05/01/2039	1,710	1,851,763
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	370	370,361
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $62,644)(d)	5.00%	11/01/2040	60	49,260
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $1,046,128)(d)	5.00%	11/01/2049	1,245	920,647
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,140	4,155,543
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,401	745,953
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	939,432
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	156,312
Series 2017, Ref. RB	5.25%	02/15/2037	200	201,634
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	1,800	1,818,269
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2031	1,235	1,238,633
				34,114,858
Indiana–1.34%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(f)	5.63%	07/15/2053	2,535	2,802,600
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	2,510	2,378,137
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	165,236
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(i)	5.75%	08/01/2042	245	245,036
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,700	1,834,410
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(i)	4.40%	06/10/2031	630	623,917
				8,049,336
Iowa–1.32%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	635	445,969
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	2,285	2,241,252
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	2,795	2,908,705
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	305	268,930
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	165	160,592
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,835	1,867,760
				7,893,208
Kentucky–2.28%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(i)	4.70%	01/01/2052	685	685,408
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(o)	4.76%	02/01/2025	720	720,237
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2047	540	527,936
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,130	1,134,124
Series 2015 A, RB	5.00%	07/01/2040	1,005	1,005,455
Series 2015 A, RB	5.00%	01/01/2045	1,365	1,344,082
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.25%	06/01/2041	1,290	1,298,545
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,720	1,832,724
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2053	$ 4,865	$ 5,148,732
				13,697,243
Louisiana–0.67%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(e)	3.90%	11/01/2044	840	742,287
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	2,735	2,738,889
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(f)	5.00%	10/01/2048	505	514,844
				3,996,020
Maryland–0.85%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	399	401,488
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	941,567
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	1,035	1,048,302
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2051	415	355,095
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(i)	5.25%	06/30/2052	1,565	1,607,839
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	750,339
				5,104,630
Massachusetts–2.17%
Massachusetts (Commonwealth of); Series 2024, RB(h)	5.00%	06/01/2053	4,670	4,989,270
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	1,345	1,419,634
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2048	1,470	1,553,756
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham); Series 2024 D, Ref. RB	5.00%	07/01/2054	2,535	2,660,704
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(e)	5.00%	07/15/2036	235	231,680
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(i)	5.00%	07/01/2040	1,000	1,039,221
Series 2021 E, RB(i)	5.00%	07/01/2046	1,075	1,115,471
				13,009,736
Michigan–5.99%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	229,970
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	683,724
Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(f)	5.00%	07/01/2038	1,000	999,950
Series 2018 A, Ref. RB (INS - AGM)(f)	5.00%	07/01/2048	1,150	1,115,697
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	690	606,137
Lansing (City of), MI; Series 2024, RB(h)	5.25%	07/01/2054	3,720	4,044,307
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	3,425	3,718,890
Series 2024, RB(h)	5.50%	11/15/2049	3,170	3,539,571
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(h)	5.00%	04/15/2041	2,925	2,988,641
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(f)	5.00%	07/01/2030	2,785	2,787,662
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	640	640,373
Series 2014 D-1, Ref. RB (INS - AGM)(f)	5.00%	07/01/2035	1,250	1,250,937
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	640	640,348
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	162,921
Series 2020, Ref. RB	5.00%	06/01/2045	495	448,393
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(h)(k)(l)	5.00%	12/01/2046	3,980	4,037,359
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,985	2,056,199
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(i)	4.00%	10/01/2026	3,170	3,159,405
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	12/31/2032	$ 1,500	$ 1,535,297
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2017 B, RB(i)	5.00%	12/01/2047	1,250	1,261,342
				35,907,123
Minnesota–0.66%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	261,466
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	416,884
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	615	619,724
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,720	1,837,083
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	507,352
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	314,428
				3,956,937
Mississippi–0.11%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,135	680,183
Missouri–2.40%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,293,354
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	4,815	4,921,624
Series 2019 B, RB (INS - AGM)(f)(i)	5.00%	03/01/2049	1,020	1,040,380
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	416,489
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	1,000,100
Series 2019, Ref. RB	5.00%	02/01/2048	335	321,514
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2024, RB (CEP - GNMA)	4.60%	11/01/2049	1,750	1,730,368
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,885	1,893,436
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	780	758,785
				14,376,050
Nebraska–1.62%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,815	3,955,876
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	860	895,235
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,499,952
Nebraska Investment Finance Authority; Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,070	1,098,934
Omaha (City of), NE Public Power District; Series 2022, RB(h)(k)	5.25%	02/01/2052	2,125	2,287,567
				9,737,564
Nevada–1.01%
Clark County Water Reclamation District; Series 2024, GO Bonds(h)	5.00%	07/01/2053	5,405	5,747,666
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	305	288,229
				6,035,895
New Hampshire–0.86%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	305	289,736
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,663	1,594,328
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,125	1,137,896
New Hampshire (State of) Housing Finance Authority;
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	1,090	1,103,732
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,045	1,063,690
				5,189,382
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–3.51%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(i)	5.25%	09/15/2029	$ 460	$ 460,536
Series 2012, RB(i)	5.75%	09/15/2027	450	450,287
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021 QQQ, RB	4.00%	06/15/2035	700	707,851
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.13%	01/01/2034	1,250	1,250,581
Series 2013, RB(i)	5.38%	01/01/2043	2,620	2,621,050
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,910	3,606,085
New Jersey (State of) Transportation Trust Fund Authority;
Series 2018 A, RN(h)(k)	5.00%	06/15/2029	1,625	1,662,072
Series 2018 A, RN(h)(k)	5.00%	06/15/2030	555	566,669
Series 2018 A, RN(h)(k)	5.00%	06/15/2031	1,020	1,040,275
Series 2021 A, Ref. RB	5.00%	06/15/2033	505	550,660
Series 2022, RB	5.25%	06/15/2046	1,455	1,570,601
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,990	3,041,909
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,710	1,761,447
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,755	1,766,963
				21,056,986
New York–19.00%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(i)(p)	5.25%	12/31/2033	400	364,208
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,577,384
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	538,845
Series 2020 A-1, RB (INS - AGM)(f)	4.00%	11/15/2041	1,185	1,152,550
Series 2020 A-1, RB (INS - BAM)(f)	4.00%	11/15/2053	400	367,092
Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,407,003
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(i)	4.00%	07/15/2060	2,390	2,100,208
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	1,675	1,740,134
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,515	2,663,552
Series 2023 A, GO Bonds	5.00%	08/01/2046	1,250	1,342,529
Subseries 2022 D-1, RB(h)	5.25%	05/01/2039	1,320	1,467,408
Subseries 2022 D-1, RB(h)	5.25%	05/01/2041	2,500	2,752,977
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,535	1,673,432
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,705	1,622,571
Series 2020 BB-1, RB	5.00%	06/15/2050	3,440	3,607,781
Series 2020, Ref. RB	5.00%	06/15/2050	1,735	1,819,622
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	875	841,926
Series 2023 F-1, RB	4.00%	02/01/2051	2,585	2,442,197
Series 2024 B, RB	4.38%	05/01/2053	2,235	2,182,016
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(f)	5.00%	10/01/2024	225	225,186
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,265	1,344,394
Series 2018 E, RB(h)	5.00%	03/15/2046	5,850	6,067,313
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	492,786
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	598,906
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,710	3,483,349
New York (State of) Housing Finance Agency; Series 2023 E-1, RB	4.75%	11/01/2048	1,840	1,853,358
New York (State of) Power Authority; Series 2020 A, RB(h)	4.00%	11/15/2045	3,740	3,613,315
New York (State of) Power Authority (Green Bonds); Series 2020, RB(h)	4.00%	11/15/2055	4,265	3,996,134
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(f)	5.00%	11/15/2053	1,775	1,908,810
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	$ 5,505	$ 5,133,558
Series 2019 B, RB (INS - AGM)(f)(h)(k)	4.00%	01/01/2050	2,670	2,552,800
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,535	2,446,125
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	1,290	1,298,367
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	290	260,097
Series 2010 A, RB(e)	6.25%	06/01/2041	1,300	1,299,948
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	3,225,172
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	5,880	5,890,592
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,410	3,286,210
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	530	557,546
Series 2020, Ref. RB(i)	5.38%	08/01/2036	965	1,019,159
Series 2023, RB(i)	5.38%	06/30/2060	2,205	2,286,819
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,085	1,085,349
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,360	1,360,139
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2033	2,145	2,212,814
Series 2018, RB(i)	5.00%	01/01/2034	2,375	2,449,931
Series 2018, RB(i)	5.00%	01/01/2036	1,910	1,964,875
Series 2020, RB(i)	5.00%	10/01/2035	250	265,074
Series 2020, RB(i)	5.00%	10/01/2040	2,045	2,120,009
Series 2020, RB(i)	4.38%	10/01/2045	1,195	1,162,220
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	3,310	3,294,468
Series 2016 A, RB(i)	5.25%	01/01/2050	1,810	1,802,340
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(i)	5.00%	12/01/2036	1,005	1,066,708
Series 2022, RB(i)	5.00%	12/01/2038	610	640,522
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,775	1,799,132
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	765	797,903
Series 2021 A, RB	5.00%	11/15/2056	1,145	1,196,138
Series 2022, RB(h)	5.00%	05/15/2051	3,135	3,298,754
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	1,969,765
				113,989,520
North Carolina–0.72%
Greater Asheville Regional Airport Authority;
Series 2023, RB (INS - AGM)(f)(i)	5.00%	07/01/2036	375	401,983
Series 2023, RB (INS - AGM)(f)(i)	5.00%	07/01/2038	840	890,056
Series 2023, RB (INS - AGM)(f)(i)	5.25%	07/01/2039	350	382,353
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	990	1,005,746
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM)(f)(g)	0.00%	01/01/2052	3,500	880,823
Raleigh (City of), NC Combined Enterprise System; Series 2023, Ref. RB	4.00%	09/01/2053	820	783,957
				4,344,918
North Dakota–0.61%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	2,400	2,124,965
Series 2017 C, RB	5.00%	06/01/2053	1,780	1,525,055
				3,650,020
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–4.99%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	$ 2,695	$ 2,717,371
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,040	4,488,928
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,995	7,163,835
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	8,765	784,551
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(e)	6.50%	01/01/2034	1,150	1,150,372
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(i)	5.38%	09/15/2027	815	815,197
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	570	564,035
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,190	1,191,823
Series 2017, Ref. RB	5.50%	02/15/2052	865	875,164
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,380	1,450,647
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,685	1,867,578
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	2,525	2,375,642
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(c)(e)	6.00%	04/01/2038	1,440	378,720
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,935	1,775,345
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,555	2,327,539
				29,926,747
Oklahoma–1.31%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,860	3,941,381
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,205	1,315,481
Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023, RB	4.00%	04/01/2048	730	704,406
Series 2023, RB	4.13%	04/01/2053	905	880,236
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(i)	5.50%	06/01/2035	345	345,251
Series 2001 C, Ref. RB(i)	5.50%	12/01/2035	650	650,474
				7,837,229
Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	851	876,333
Oregon–1.22%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	510	473,947
Oregon (State of); Series 2019, GO Bonds(h)(k)	5.00%	08/01/2044	3,410	3,583,637
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(i)	5.50%	07/01/2053	1,455	1,558,578
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(i)	5.00%	07/01/2052	1,635	1,679,105
				7,295,267
Pennsylvania–3.49%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(f)(i)	5.50%	01/01/2048	1,395	1,503,736
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	855	788,868
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(g)	0.00%	10/01/2036	700	398,062
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	741,262
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	525	538,682
Series 2021, RB	5.00%	11/01/2051	695	706,260
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(i)	5.25%	06/30/2053	2,055	2,131,017
Series 2022, RB (INS - AGM)(f)(i)	5.00%	12/31/2057	1,025	1,051,560
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2037	685	688,696
Series 2023 A-2, RB	4.00%	05/15/2048	555	515,514
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	$ 1,010	$ 1,028,889
Series 2014 A-2, RB	5.13%	12/01/2039	1,000	1,040,211
Series 2019 A, RB	5.00%	12/01/2049	225	233,831
Series 2020 B, RB	5.00%	12/01/2050	610	640,178
Series 2021 A, RB	4.00%	12/01/2050	1,275	1,168,380
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	3,200	3,217,455
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	1,380	1,381,298
Series 2021, Ref. RB (INS - AGM)(f)(i)	4.00%	07/01/2039	1,000	975,190
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,705	1,807,226
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	405	400,342
				20,956,657
Puerto Rico–5.44%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,610	2,623,491
Series 2002, RB	5.63%	05/15/2043	1,520	1,538,011
Series 2005 A, RB(g)	0.00%	05/15/2050	6,050	1,099,569
Series 2005 B, RB(g)	0.00%	05/15/2055	2,600	286,926
Series 2008 A, RB(g)	0.00%	05/15/2057	15,290	1,228,551
Series 2008 B, RB(g)	0.00%	05/15/2057	38,355	2,307,345
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,195	1,249,611
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,280	1,257,473
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,000	970,201
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	615	571,659
Subseries 2022, RN(g)	0.00%	11/01/2043	759	471,539
Subseries 2022, RN(g)	0.00%	11/01/2051	1,440	909,292
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	1,825	1,807,942
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	750	741,153
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	660	648,293
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2027	455	405,714
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,525	1,260,925
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,495	1,744,627
Series 2018 A-1, RB(g)	0.00%	07/01/2046	8,440	2,703,356
Series 2018 A-1, RB(g)	0.00%	07/01/2051	11,005	2,617,398
Series 2018 A-1, RB	4.75%	07/01/2053	1,905	1,893,038
Series 2018 A-1, RB	5.00%	07/01/2058	2,180	2,180,707
Series 2019 A-2, RB	4.33%	07/01/2040	1,250	1,246,089
Series 2019 A-2, RB	4.78%	07/01/2058	860	852,393
				32,615,303
Rhode Island–0.55%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,115,010
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,210	2,211,248
				3,326,258
South Carolina–0.74%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	2,020	2,137,009
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	820	799,247
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	515	562,684
Series 2024, RB	5.50%	11/01/2054	860	934,527
				4,433,467
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota–1.10%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	$ 2,080	$ 2,101,207
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,240	2,243,289
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,100	1,117,192
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,140	1,149,487
				6,611,175
Tennessee–2.94%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,275	1,295,307
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,835	1,885,303
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,125	2,052,255
Knox County & Knoxville City Sports Authority; Series 2024, RB(h)	6.00%	12/01/2054	2,985	3,376,999
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,235	3,059,447
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(i)	5.00%	07/01/2043	1,245	1,261,391
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	965	983,659
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2036	1,000	1,028,970
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,555	2,679,630
				17,622,961
Texas–15.21%
Austin (City of), TX; Series 2022, RB(i)	5.25%	11/15/2047	1,200	1,269,982
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,150	1,107,663
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	985	1,015,604
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,235	1,151,178
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,710	1,739,841
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,030	993,654
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,720	1,667,759
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,325	4,068,830
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,100	2,947,770
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(f)	4.38%	10/01/2053	1,360	1,313,856
Series 2023, RB (INS - AGM)(f)	4.25%	10/01/2053	1,455	1,376,468
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,315	1,240,708
Houston (City of), TX;
Series 2021 A, RB(i)	4.00%	07/01/2036	1,250	1,216,690
Series 2023 A, Ref. RB (INS - AGM)(f)(i)	5.25%	07/01/2048	1,765	1,862,868
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(i)	4.75%	07/01/2024	575	575,299
Series 2021 A, RB(i)	4.00%	07/01/2041	600	563,888
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	505	514,786
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,420	1,376,652
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	1,890	1,761,866
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,186,521
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,195	1,297,880
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	3,150	3,131,451
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	900	855,975
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook);
Series 2017 B, RB(c)	4.75%	07/01/2042	1,115	446,000
Series 2017 B, RB(c)	5.00%	07/01/2052	595	238,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	75	57,168
Series 2021, RB	2.00%	11/15/2061	1,917	712,835
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	$ 815	$ 724,390
Series 2016, Ref. RB	5.00%	07/01/2046	665	514,707
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	535	528,998
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,475	1,495,589
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	1,030	818,143
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	505	462,902
Series 2017, Ref. RB	5.00%	01/01/2047	630	559,008
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	992,638
Series 2018, Ref. RB	5.00%	10/01/2031	600	583,116
Series 2020, RB	5.25%	10/01/2055	2,295	1,920,904
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	3,120	3,133,537
Pasadena Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,675	1,789,866
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	3,120	3,415,220
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	820	800,048
Series 2023, GO Bonds	4.25%	08/15/2053	2,315	2,223,003
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	3,070	2,967,657
Series 2016, Ref. RB	5.00%	05/15/2045	1,380	1,236,289
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $412,619)(c)(d)	5.75%	02/15/2025	440	242,000
Series 2017 A, RB (Acquired 12/15/2016; Cost $2,003,663)(c)(d)	6.38%	02/15/2048	1,985	1,091,750
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	80,022
Series 2020, Ref. RB	6.75%	11/15/2051	85	77,257
Series 2020, Ref. RB	6.88%	11/15/2055	85	77,757
Texas (State of) Transportation Commission; Series 2019, RB(g)	0.00%	08/01/2042	2,290	941,280
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	3,555	2,006,463
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	1,210	645,282
Series 2015 C, Ref. RB	5.00%	08/15/2042	2,465	2,467,581
Texas (State of) Water Development Board;
Series 2023 A, RB	4.75%	10/15/2043	2,105	2,218,665
Series 2023 A, RB	4.88%	10/15/2048	2,535	2,666,518
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,455	1,360,334
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,715	2,789,870
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(i)	5.50%	06/30/2041	1,600	1,717,544
Texas Water Development Board; Series 2022, RB(h)	5.00%	10/15/2047	3,405	3,618,118
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,001
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	2,520	2,326,480
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2053	3,420	3,125,795
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	3,625	3,918,312
				91,238,236
Utah–1.75%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	409,090
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	373,029
Salt Lake City (City of), UT;
Series 2021 A, RB(i)	5.00%	07/01/2046	855	886,662
Series 2023 A, RB(i)	5.50%	07/01/2053	2,960	3,175,271
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,070	1,899,099
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,065	993,802
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	4.90%	01/01/2049	1,585	1,594,854
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	$ 1,135	$ 1,144,895
				10,476,702
Virginia–3.29%
Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	2,585	2,585,126
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,160	2,065,958
Isle Wight (County of) VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGM)(f)	5.25%	07/01/2053	1,385	1,483,654
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	340	312,067
Roanoke (County of), VA Economic Development Authority; Series 2019 A, Ref. RB (Acquired 12/21/2023; Cost $0)(c)(d)	5.25%	09/01/2049	155	144,457
Virginia (Commonwealth of) Housing Development Authority;
Series 2023 C, RB	4.88%	07/01/2048	1,000	1,008,354
Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,185	1,203,125
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(i)	5.00%	01/01/2037	2,895	3,032,115
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2047	580	589,065
Series 2022, Ref. RB(i)	5.00%	12/31/2057	1,670	1,680,278
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	1,190	1,198,713
Series 2017, RB(i)	5.00%	12/31/2056	4,405	4,414,747
				19,717,659
Washington–2.42%
Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	2,535	2,683,931
Tacoma (City of), WA; Series 2023, RB(h)	4.00%	12/01/2047	2,830	2,716,574
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,910	2,077,838
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,555	3,616,618
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,670	1,706,639
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	440	364,517
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	365	290,973
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,213	1,076,052
				14,533,142
West Virginia–0.44%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	840	902,124
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,820	1,758,971
				2,661,095
Wisconsin–4.42%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2050	6,645	1,796,953
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	30,035	4,685,550
Series 2022, RB(e)	5.25%	12/15/2061	1,735	1,737,753
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,850	2,542,389
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(e)	5.00%	08/01/2027	1,250	1,265,943
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,555	2,426,539
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	855	695,173
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,565	1,406,372
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	1,270	1,285,650
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)(e)	6.75%	08/01/2031	$ 640	$ 467,200
Series 2017, RB(e)	6.75%	12/01/2042	2,190	2,120,038
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	425	391,796
Series 2022 A, RB(e)	6.13%	02/01/2050	460	424,061
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	630	619,300
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	665	299,250
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	1,727,656
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,701,181
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	908,596
				26,501,400
Wyoming–0.17%
University of Wyoming; Series 2021 C, RB (INS - AGM)(f)	4.00%	06/01/2044	1,085	1,037,158
Total Municipal Obligations (Cost $884,435,595)				875,221,254
			Shares
Exchange-Traded Funds–0.13%
Invesco Municipal Strategic Income ETF (Cost $794,141)(q)			15,589	789,798
TOTAL INVESTMENTS IN SECURITIES(r)–146.02% (Cost $885,229,736)				876,011,052
FLOATING RATE NOTE OBLIGATIONS–(10.07)%
Notes with interest and fee rates ranging from 3.88% to 4.27% at 05/31/2024 and contractual maturities of collateral ranging from 06/15/2029 to 11/15/2055(s)				(60,400,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(38.72)%				(232,282,473)
OTHER ASSETS LESS LIABILITIES–2.77%				16,600,222
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$599,928,801
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $4,474,359, which represented less than 1% of the Trust’s Net Assets.
(d)	Restricted security. The aggregate value of these securities at May 31, 2024 was $4,690,975, which represented less than 1% of the Trust’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $45,707,044, which represented 7.62% of the Trust’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $17,095,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$795,984	$-	$-	$(6,186)	$-	$789,798	$8,137

(r)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.52%

(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Trust’s investments with a value of $87,979,661 are held by TOB Trusts and serve as collateral for the $60,400,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$874,185,614	$1,035,640	$875,221,254
Exchange-Traded Funds	789,798	—	—	789,798
Total Investments in Securities	789,798	874,185,614	1,035,640	876,011,052
Other Investments - Assets
Investments Matured	—	88	—	88
Total Investments	$789,798	$874,185,702	$1,035,640	$876,011,140
Invesco Trust for Investment Grade Municipals